8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
July 9, 2022	$ 0.10	11,350,000	-	-	(11,350,000)	-
October 9, 2022*	$ 0.20	3,835,186	-	-	-	3,835,186
February 25, 2023	$ 0.10	19,100,000	-	-	-	19,100,000
May 19, 2025	$ 0.125	-	5,000,000	-	-	5,000,000
Outstanding		34,285,186	5,000,000	-	(11,350,000)	27,935,186
Weighted average exercise price		$0.11	$0.125	$Nil	$0.10	$0.12

*Subsequent to September 30, 2022, 3,835,186 warrants expired unexercised.

As at September 30, 2022, the weighted average contractual remaining life of warrants is 0.75 years (September 30, 2021 – 1.15 years; September 30, 2020 – 1.94 years).

The continuity of warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
December 24, 2020	$ 0.10	4,400,000	-	(3,300,000)	(1,100,000)	-
July 9, 2022	$ 0.10	12,600,000	-	(1,250,000)	-	11,350,000
February 23, 2023	$ 0.10	20,790,000	-	(1,690,000)	-	19,100,000
October 9, 2022	$ 0.20	-	3,835,186	-	-	3,835,186
Outstanding		37,790,000	3,835,186	(6,240,000)	(1,100,000)	34,285,186
Weighted average exercise price		$0.10	$0.20	$0.10	$0.10	$0.11

The continuity of warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
March 6, 2020	$ 0.20	2,500,000	-	-	(2,500,000)	-
March 8, 2020	$ 0.15	7,221,875	-	-	(7,221,875)	-
April 7, 2020	$ 0.15	3,255,000	-	-	(3,255,000)	-
April 25, 2020	$ 0.15	5,000,000	-	-	(5,000,000)	-
August 16, 2020	$ 0.20	892,857	-	-	(892,857)	-
December 24, 2020	$ 0.10	5,000,000	-	(600,000)	-	4,400,000
July 9, 2022	$ 0.10	13,820,000	-	(1,220,000)	-	12,600,000
February 23, 2023	$ 0.10	-	22,000,000	(1,210,000)		20,790,000
Outstanding		37,689,732	22,000,000	(3,030,000)	(18,869,732)	37,790,000
Weighted average exercise price		$0.13	$0.10	$0.10	$0.16	$0.10